MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Impairment of Long-Lived Assets Held-for-use		13.0	30.2
Inventory - operating and maintenance supplies and spare parts		1.9	0
Other assets		1.6	0
Goodwill		0	56.7
Asset Impairment and Other Charges	0	16.5	86.9
Port Alberni [Member]
Impairment of Long-Lived Assets Held-for-use		0	17.3
Powell River [Member]
Impairment of Long-Lived Assets Held-for-use		13.0	12.9